ADVISORSHARES VICE ETF

Schedule of Investments

September 30, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 94.9%

Agriculture – 16.0%
Altria Group, Inc.	1,918	$77,449
British American Tobacco PLC (United Kingdom)(a)	9,617	341,403
Imperial Brands PLC (United Kingdom)(a)	13,000	270,660
Philip Morris International, Inc.	1,166	96,790
Turning Point Brands, Inc.	6,914	146,784
Universal Corp.	3,964	182,503
Vector Group Ltd.	21,868	192,657
Total Agriculture		1,308,246

Apparel – 2.9%
LVMH Moet Hennessy Louis Vuitton SE (France)(a)	2,001	235,117

Beverages – 29.4%
Anheuser-Busch InBev SA/NV (Belgium)(a)	1,894	85,533
Boston Beer Co., Inc. (The), Class A*(b)	279	90,298
Brown-Forman Corp., Class B	2,205	146,787
Constellation Brands, Inc., Class A	1,823	418,707
Diageo PLC (United Kingdom)(a)	1,568	266,262
Duckhorn Portfolio, Inc. (The)*	13,504	194,863
MGP Ingredients, Inc.	5,592	593,647
Molson Coors Beverage Co., Class B	4,196	201,366
Pernod Ricard SA (France)(a)	10,970	401,392
Total Beverages		2,398,855

Entertainment – 18.5%
Caesars Entertainment, Inc.*	3,539	114,168
Churchill Downs, Inc.	2,100	386,715
Everi Holdings, Inc.*	13,108	212,612
Monarch Casino & Resort, Inc.*	2,066	115,985
Penn Entertainment, Inc.*(b)	6,068	166,930
RCI Hospitality Holdings, Inc.	6,052	395,438
Red Rock Resorts, Inc., Class A	3,438	117,786
Total Entertainment		1,509,634

Food – 4.9%
Hershey Co. (The)	1,800	396,846

Lodging – 7.0%
Boyd Gaming Corp.	4,071	193,983
Century Casinos, Inc.*	32,161	210,976
Full House Resorts, Inc.*	29,345	164,919
Total Lodging		569,878

REITS – 5.6%
Gaming and Leisure Properties, Inc.	7,032	311,096
VICI Properties, Inc.	5,000	149,250
Total REITS		460,346

Retail – 4.7%
Dave & Buster’s Entertainment, Inc.*	12,300	381,669

Software – 5.9%
Inspired Entertainment, Inc.*	35,000	309,050
Take-Two Interactive Software, Inc.*	1,589	173,201
Total Software		482,251

Total Common Stocks
(Cost $8,186,305)		7,742,842

MONEY MARKET FUND – 8.5%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 2.47%(c)
(Cost $693,673)	693,673	693,673

Total Investments – 103.4%
(Cost $8,879,978)		8,436,515
Liabilities in Excess of Other Assets – (3.4%)		(275,273)
Net Assets – 100.0%		$8,161,242

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $251,931; the aggregate market value of the collateral held by the fund is $258,470. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $258,470.
(c)	Rate shown reflects the 7-day yield as of September 30, 2022.

ADVISORSHARES VICE ETF

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$7,742,842	$-	$-	$7,742,842
Money Market Fund	693,673	-	-	693,673
Total	$8,436,515	$-	$-	$8,436,515

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Agriculture	16.0%
Apparel	2.9
Beverages	29.4
Entertainment	18.5
Food	4.9
Lodging	7.0
REITS	5.6
Retail	4.7
Software	5.9
Money Market Fund	8.5
Total Investments	103.4
Liabilities in Excess of Other Assets	(3.4)
Net Assets	100.0%